Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

Note 13: Cash and Cash Equivalents

	December 31,
	2018	2017
Cash
Cash at bank and on hand	309	614
Cash equivalents
Money market accounts	2,390	249
Short-term deposits	7	11
Cash and cash equivalents	2,706	874

Of total cash and cash equivalents, $24 million and $126 million at December 31, 2018 and 2017, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.